C
ONSOLIDATED
F
INANCIAL
S
TATEMENTS
Financial Guaranty Insurance Company and Subsidiaries
September 30, 2006
Financial Guaranty Insurance Company and Subsidiaries
Consolidated Financial Statements

September 30, 2006

Contents
Consolidated Balance Sheets at September 30, 2006 (Unaudited) and December 31, 2005 1
Consolidated Statements of Income for the Three Months and Nine Months Ended
September 30, 2006
and 2005 (Unaudited)....................................................................................................... 2
Consolidated Statements of Cash Flows for the Nine Months Ended September 30, 2006
and 2005 (Unaudited)....................................................................................................... 3
Notes to Consolidated Financial Statements (Unaudited).................................................... 4
1
Financial Guaranty Insurance Company and Subsidiaries
Consolidated Balance Sheets
(Dollars in thousands, except per share amounts)
September 30
December 31
2006
2005
(Unaudited)
Assets
Fixed maturity securities, available for sale, at fair value (amortized cost of
$3,549,754 in 2006 and $3,277,291 in 2005)
$ 3,549,746

$ 3,258,738
Variable interest entity fixed maturity securities, held to maturity at amortized cost
750,000
-
Short-term investments
159,890
159,334
Total investments
4,459,636
3,418,072
Cash and cash equivalents
55,507
45,077
Accrued investment income
49,504
42,576
Reinsurance recoverable on losses
2,126
3,271
Prepaid reinsurance premiums
143,629
110,636
Deferred policy acquisition costs
86,990
63,330
Receivable from related parties
2,546
9,539
Property and equipment, net of accumulated depreciation of $1,760 in 2006 and $885 in 2005
2,706
3,092
Prepaid expenses and other assets
16,176
10,354
Federal income tax receivable
2,158
Total assets
$ 4,818,820
$ 3,708,105
Liabilities and stockholder's equity
Liabilities:
Unearned premiums
$ 1,323,856
$ 1,201,163
Losses and loss adjustment expenses
47,700
54,812
Ceded reinsurance balances payable
8,382
1,615
Accounts payable and accrued expenses and other liabilities
35,118
36,359
Capital lease obligations
3,661
4,262
Variable interest entity floating rate notes
750,000
-
Accrued investment income variable interest entity
1,113
-
Federal income taxes payable
18,593
-
Deferred income taxes
61,693
42,463
Total liabilities
2,250,116
1,340,674
Stockholder's equity:
Common stock, par value $1,500 per share; 10,000 shares authorized, issued and outstanding
15,000
15,000
Additional paid-in capital
1,900,031
1,894,983
Accumulated other comprehensive loss, net of tax
3,144
(13,597)
Retained earnings
650,529
471,045
Total stockholder's equity
2,568,704
$2,367,431
Total liabilities and stockholder's equity
$ 4,818,820
$ 3,708,105
See accompanying notes to unaudited interim financial statements.
2
Financial Guaranty Insurance Company and Subsidiaries
Consolidated Statements of Income
(Unaudited)
(Dollars in thousands)
Three months ended
Nine months ended
September 30
September 30
2006
2005
2006
2005
Revenues:
Gross premiums written
$
85,030 $
96,787 $ 337,571 $ 312,526
Ceded premiums written
(18,440)
(4,456)
(53,751)
(24,281)
Net premiums written
66,590
92,331
283,820
288,245
Change in net unearned premiums
(3,852)
(37,537)
(89,775)
(118,911)
Net premiums earned
62,738
54,794
194,045
169,334
Net investment income
35,803
30,125
102,160
85,954
Net realized (losses) gains
(4)
(8)
(15)
110
Net realized and unrealized gains on credit
derivative contracts
1,110
272
339
272
Other income
490
130
1,532
646
Total revenues
100,137
85,313
298,061
256,316
Expenses:
Losses and loss adjustment expenses
520
20,693
(1,679)
15,016
Underwriting expenses
20,879
22,133
67,776
59,777
Policy acquisition costs deferred
(8,736)
(8,169)
(30,243)
(25,796)
Amortization of deferred policy acquisition costs
1,930
1,873
7,486
5,874
Other operating expenses
425
1,298
Total expenses
15,018
36,530
44,638
54,871
Income before income taxes
85,119
48,783
253,423
201,445
Income tax expense
21,556
9,376
63,939
48,740
Net income
$
63,563 $
39,407 $ 189,484 $ 152,705
See accompanying notes to unaudited interim consolidated financial statements.
3
Financial Guaranty Insurance Company and Subsidiaries
Consolidated Statements of Cash Flows
(Unaudited)
(Dollars in thousands)
Nine months ended
September 30,
2006
2005
Operating activities
Net income
$ 189,484
$ 152,705
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of deferred policy acquisition costs
7,486
5,874
Policy acquisition costs deferred
(30,243)
(25,796)
Depreciation of property and equipment
875
559
Amortization of fixed maturity securities
24,973
23,284
Amortization of short-term investments
82
Net realized (gains) losses on investments
15
(110)
Stock compensation expense
5,047
-
Change in accrued investment income, prepaid expenses and other assets
(12,012)
(6,622)
Change in net realized and unrealized losses (gains) on credit derivative contracts
1,504
(272)
Change in reinsurance recoverable on losses
1,145
1,159
Change in prepaid reinsurance premiums
(32,993)
(1,344)
Change in unearned premiums
122,693
120,911
Change in losses and loss adjustment expenses
(7,112)
8,334
Change in receivable from/payable to related parties
6,993
543
Change in ceded reinsurance balances payable and accounts
payable and accrued expenses and other liabilities
3,797
1,285
Change in current federal income taxes payable
20,751
6,394
Change in deferred federal income taxes
14,083
4,091
Net cash provided by operating activities
316,568
290,995
Investing activities
Sales and maturities of fixed maturity securities
124,598
95,891
Purchases of fixed maturity securities
(418,167)
(351,501)
Purchases, sales and maturities of short-term investments, net
(1,509)
(32,722)
Receivable for securities sold
(56)
Payable for securities purchased
1,405
Purchases of fixed assets
(317)
(758)
Net cash used in investing activities
(295,395)
(287,741)
Financing activities
Payment of dividends
(10,000)
Capital contribution
8,049
Net cash provided by financing activities
(10,000)
8,049
Effect of exchange rate changes on cash
(743)
1,255
Net increase (decrease) in cash and cash equivalents
10,430
12,558
Cash and cash equivalents at beginning of period
45,077
69,292
Cash and cash equivalents at end of period
55,507
$ 81,850

See accompanying notes to unaudited interim financial statements.
Financial Guaranty Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
(Unaudited) (continued)
(Dollars in thousands)
4
1. Business and Organization

Financial Guaranty Insurance Company (the "Company") is a wholly owned subsidiary of FGIC
Corporation ("FGIC Corp."). The Company provides financial guaranty insurance and other forms of credit enhancement for public finance and structured finance obligations. The Company's financial strength is rated "Aaa" by Moody's Investors Service, Inc., "AAA" by Standard & Poor's Rating
Services, a division of The McGraw-Hill Companies, Inc., and "AAA" by Fitch Ratings, Inc. The
Company is licensed to engage to write financial guaranty insurance in all 50 states, the District of
Columbia, the Commonwealth of Puerto Rico, the U.S. Virgin Islands, and, through a branch, the
United Kingdom. In addition, a United Kingdom subsidiary of the Company is authorized to write financial guaranty business in the United Kingdom and has passport rights to write business in other
European Union member countries.

2. Basis of Presentation

The consolidated financial statements include the accounts of the Company and the accounts of all other entities in which the Company has a controlling financial interest. All significant intercompany balances have been eliminated.

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments
(consisting of normal recurring adjustments) considered necessary for fair presentation have been included. Operating results for the three- and nine-month periods ended September 30, 2006 are not necessarily indicative of results that may be expected for the year ending December 31, 2006. These unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2005, including the accompanying notes.

Certain 2005 amounts have been reclassified to conform to the 2006 presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

Financial Guaranty Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
(Unaudited) (continued)
(Dollars in thousands)
5
3. Accounting Standards

Review of Financial Guaranty Industry Accounting Practices

The Financial Accounting Standards Board ("FASB") staff is in the process of drafting a pronouncement to address loss reserving, premium recognition and deferred acquisition costs in the financial guaranty industry. Currently, the financial guaranty industry accounts for financial guarantee insurance contracts under Statement of Financial Accounting Standards ("SFAS") No. 60,
Accounting and Reporting by Insurance Enterprises, which was developed prior to the emergence of the financial guaranty industry. As it does not specifically address financial guaranty contracts, there has been diversity in the manner in which different financial guarantors account for these contracts.
The purpose of the pronouncement would be to provide authoritative guidance on the accounting for financial guaranty contracts issued by insurance companies that are not accounted for as derivative contracts under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities. When
the FASB issues a final pronouncement, the Company, along with other companies in the financial guaranty industry, may be required to change certain aspects of accounting for loss reserves, premium income and deferred acquisition costs. It is not possible to predict the impact the FASB's pronouncement may have on the Company's accounting practices.

Accounting for Uncertainty in Income Taxes
In June 2006, FASB issued FASB Interpretation ("FIN") No. 48, "Accounting for Uncertainty in
Income Taxes" ("FIN 48"), an interpretation of SFAS No. 109, "Accounting for Income Taxes"
("SFAS 109"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an entity's financial statements in accordance with SFAS No. 109 and prescribes metrics for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on other matters related to accounting for income taxes.
FIN 48 is applicable for fiscal years beginning after December 15, 2006, with early application encouraged if financial statements, including interim financial statements have not been issued for the period of adoption. The Company is currently evaluating the implication of FIN 48 on its financial statements.

Financial Guaranty Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
(Unaudited) (continued)
(Dollars in thousands)
6

4. Premium Refundings

When an obligation insured by the Company is refunded prior to the end of the expected policy coverage period, any remaining unearned premium is recognized. A refunding occurs when an insured obligation is called or legally defeased prior to the stated maturity. Premiums earned include $5,833 and $10,210 for the three months ended September 30, 2006 and 2005, respectively, and $28,598 and $46,166 for the nine months ended September 30, 2006 and 2005, respectively, related to the accelerated recognition of unearned premiums in connection with refundings.

5. Loss and Loss Adjustment Expense Reserves

Loss reserves and loss adjustment expenses are regularly reviewed and updated based on claim payments and the results of surveillance. The Company conducts ongoing insured portfolio surveillance to identify impaired obligations and thereby provide a materially complete recognition of losses for each accounting period. The reserves are necessarily based upon estimates and subjective judgments about the outcomes of future events, and actual results will likely differ from these estimates. At September 30, 2006, the Company had case reserves of
$31,399, credit watchlist reserves of $14,954 and an unallocated loss adjustment expense reserve of $1,347. At December 31, 2005, the Company had case reserves of $31,981, credit watchlist reserves of $21,484 and an unallocated loss adjustment expense reserve of $1,347.

Case reserves and credit watchlist reserves at September 30, 2006 included $5,220 and $11,708, respectively, of estimated losses related to obligations impacted by Hurricane Katrina. Case reserves and credit watchlist reserves at December 31, 2005 included $8,511 and $13,322, respectively, of estimated losses related to obligations impacted by Hurricane Katrina. Given the unprecedented nature of the events and magnitude of damage in the affected areas related to Hurricane Katrina, the loss reserves were necessarily based upon estimates and subjective judgments about the outcomes of future events, including without limitation the amount and timing of any future federal and state aid.
The loss reserves will likely be adjusted as additional information becomes available, and such adjustments may have a material impact on future results of operations. However, the Company believes that the losses ultimately incurred as result of Hurricane Katrina will not have a material impact on the Company's consolidated financial position. Loss and loss adjustment expense includes expense related to obligations impacted by Hurricane Katrina of $406 and $21,833 for the three months ended September 30, 2006 and 2005, respectively, and $108 and $21,833 for the nine months ended September 30, 2006 and 2005, respectively.
Financial Guaranty Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
(Unaudited) (continued)
(Dollars in thousands)
7

6. Income Taxes

The Company's federal effective corporate tax rates (24.96% and 20.09% for the three months ended
September 30, 2006 and 2005, respectively, and 25.04% and 24.45% for the nine months ended
September 30, 2006 and 2005, respectively) are less than the statutory corporate tax of 35% due to permanent differences between financial and taxable income, principally tax-exempt interest.

7. Reinsurance

Net premiums earned are shown net of ceded premiums earned of $5,705 and $6,074 for the three months ended September 30, 2006 and 2005, respectively, and $21,176 and $17,712 for the nine months ended September 30, 2006 and 2005, respectively.

8. Variable Interest Entities
Financial Interpretation No. 46, Consolidation of Variable Interest Entities ("FIN 46-R"), provides accounting and disclosure rules for determining whether certain entities should be consolidated in the
Company's consolidated financial statements. An entity is subject to FIN 46-R, and is called a variable interest entity ("VIE"), if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support or (ii) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the majority of its expected losses or receive the majority of its expected residual returns. A VIE must be consolidated by its primary beneficiary, which is the party that has a majority of the VIE's expected losses or a majority of its expected residual returns, or both.

Additionally, FIN 46-R requires disclosures for companies that have either a primary or significant variable interest in a VIE. All other entities not considered VIEs are evaluated for consolidation under SFAS No. 94, Consolidation of all Majority-Owned Subsidiaries.

As part of its structured finance business, the Company insures debt obligations or certificates issued by special purpose entities. During the first quarter of 2006, the Company consolidated a third party
VIE as a result of financial guarantees provided by the Company on one transaction related to the securitization of life insurance reserves. This third party VIE had assets of $750,000 and an equal amount of liabilities at September 30, 2006, which are shown under "Assets Variable interest entity fixed maturity securities, held to maturity at amortized cost" and "Liabilities Variable interest entity floating rate notes," respectively, on the Company's consolidated balance sheet at September 30,
2006.
Financial Guaranty Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
(Unaudited) (continued)
(Dollars in thousands)
8
8. Variable Interest Entities (continued)

In addition, accrued investment income includes $1,113 related to the VIE's fixed income maturity securities, and the corresponding liability is shown under "Accrued investment expense-variable interest entity" on the Company's consolidated balance sheet at September 30, 2006. Although the third party VIE is included in the consolidated financial statements, its creditors do not have recourse to the general assets of the Company outside of the financial guaranty policy provided to the VIE.
The Company has evaluated its other structured finance transactions and does not believe any of the third party entities involved in these transactions requires consolidation or disclosure under FIN 46-
R.

The Company has arranged the issuance of contingent preferred trust securities by a group of special purpose trusts. Each Trust is solely responsible for its obligations, and has been established for the purpose of entering into a put agreement with The Company that obligates the Trusts, at The
Company's discretion, to purchase Perpetual Preferred Stock of The Company. The purpose of this arrangement is to provide capital support to The Company by allowing it to obtain immediate access to new capital at its sole discretion at any time through the exercise of the put options. These trusts are considered VIEs under FIN 46-R. However, the Company is not considered a primary beneficiary and therefore is not required to consolidate the trusts.

9. Derivative Instruments

The Company provides credit default swaps ("CDSs") to certain buyers of credit protection by entering into contracts that reference collateralized debt obligations from cash and synthetic structures backed by pools of corporate, consumer or structured finance debt. It also offers credit protection on public finance and structured finance obligations in CDS form. The Company considers CDS agreements to be a normal extension of its financial guaranty insurance business, although they are considered derivatives for accounting purposes. These agreements are recorded at fair value. The Company believes that the most meaningful presentation of the financial statement impact of these derivatives is to reflect premiums as installments are received, and to record losses and loss adjustment expenses and changes in fair value as incurred. The Company recorded net earned premiums under these agreements of $4,681 and $12,611 for the three and nine months ended September 30, 2006, respectively. The Company recorded net earned premiums under these agreements of $27 for the three and nine months ended September 30,
2005.
Financial Guaranty Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
(Unaudited) (continued)
(Dollars in thousands)
9
9. Derivative Instruments (continued)

The gains or losses recognized by recording these contracts at fair value are determined each quarter based on quoted market prices, if available. If quoted market prices are not available, the determination of fair value is based on internally developed estimates. For the three and nine months ended September 30, 2006, net realized and unrealized gains on credit derivative contracts in the consolidated statements of income include net unrealized gains (losses) of $1,110 and ($1,504), respectively, related to changes in fair value. Net realized and unrealized gains on credit derivative contracts in the consolidated statements of income also include realized gains of
$0 and $1,843 for the three and nine months ended September 30, 2006, respectively. For the three and nine months ended September 30, 2005, net realized and unrealized gains on credit derivative contracts in the consolidated statements of income include net unrealized gains of
$272 related to changes in fair value.

The mark-to-market gain and (loss) on the CDS portfolio was $169 and ($1,840) at September
30, 2006 and $545 and ($712) at December 31, 2005 and were recorded in other assets and in other liabilities, respectively.

10. Stock Compensation Plan

Employees of the Company may receive stock-based compensation under a FGIC Corp. stock incentive plan that provides for stock-based compensation, including stock options, restricted stock awards and restricted stock units of FGIC Corp. Stock options are granted for a fixed number of shares with an exercise price equal to or greater than the fair value of the shares at the date of the grant. Restricted stock awards and restricted stock units are valued at the fair value of the stock on the grant date. Prior to January 1, 2006, FGIC Corp. and the Company accounted for those plans under the recognition and measurement provisions of APB Opinion No. 25, Accounting for Stock
Issued to Employees, and related interpretations, as permitted by SFAS No. 123, Accounting for
Stock-Based Compensation. No stock-based employee compensation cost related to stock options was allocated to the Company by FGIC Corp. for the six-month period ended June 30, 2005, as all options granted through that date had an exercise price equal to the market value of the underlying common stock on the date of grant. For grants of restricted stock and restricted stock units to the employees of the Company, unearned compensation, equivalent to the fair value of the shares at the date of grant, is allocated to the Company.
Financial Guaranty Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
(Unaudited) (continued)
(Dollars in thousands)
10
10. Stock Compensation Plan (continued)

Effective January 1, 2006, FGIC Corp. and the Company adopted the fair value recognition provisions of SFAS No. 123(R), Share-Based Payment, using the modified-prospective-
transition method. Under that method, compensation cost allocated to the Company for the three- and six-month periods ended June 30, 2006 included compensation cost for all share-based payments granted prior to, but not yet vested as of, January 1, 2006, based on the grant date fair value estimated in accordance with SFAS No. 123(R). FGIC Corp. and the Company estimated the fair value for all stock options at the date of grant using the Black-Scholes-Merton option pricing model. Results for prior periods have not been restated.

As a result of adopting SFAS No. 123(R) effective January 1, 2006, the Company's income before income taxes and net income for the three- and nine-month periods ended September 30, 2006 was impacted as follows:
Three months
ended
September 30,
2006
Nine months
ended
September 30,
2006
Income before income taxes
$
(1,566)
$
(4,457)
Income tax benefit
547
1,559
Net income
$
(1,019)
$
(2,898)

The following table illustrates the effect on net income if the Company had applied the fair value recognition provisions of SFAS No. 123(R) to stock options granted during the three- and nine-
month periods ended September 30, 2005. For purposes of this pro forma disclosure, the value of the stock options is amortized to expense over the stock options' vesting periods.
Three months
ended
September 30,
2005
Nine months
ended
September 30,
2005
Net income, as reported $ 35,357 $ 140,839
Stock option compensation expense determined under fair
value-based method, net of related tax effects
(566) (1,595)
Pro forma net income $ 34,791 $ 139,244
Financial Guaranty Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
(Unaudited) (continued)
(Dollars in thousands)
11
10. Stock Compensation Plan (continued)

A summary of option activity for the nine-month period ended September 30, 2006 is as follows:
Number of
Shares Subject
to Options
Weighted
Average Exercise
Price per Share
Balance at December 31, 2005: 139,422 $ 804
Granted 38,113 850
Exercised
-
-
Forfeited (6,116) 776
Expired
-
-
Balance at September 30, 2006: 171,419

$
815
Shares subject to options exercisable at:
September 30, 2006
December 31, 2005

49,204
42,630
$ 819
$ 840

Exercise prices for the stock options outstanding at September 30, 2006 range from $600 to $1,080 per share. At September 30, 2006, the weighted average remaining contractual life of the outstanding options was approximately seven years. Stock options granted from January 1, 2006 through
September 30, 2006 vest ratably over four years and expire seven years from the date of grant. All stock options granted prior to December 31, 2005 vest ratably over five years and expire ten years from the date of grant.

The weighted per share fair value of the stock options granted during the nine months ended
September 30, 2006 and 2005 was $238.00 and $211.94, respectively, estimated at the date of grant, using the Black-Scholes-Merton option valuation model based on the following assumptions:
Nine months
ended
September 30,
2006
Nine months
ended
September 30,
2005
Expected life
4 Years
5 Years
Risk-free interest rate
4.46%
3.691%
Volatility factor
25.0%
25.0%
Dividend yield
-
-
Financial Guaranty Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
(Unaudited) (continued)
(Dollars in thousands)
12
10. Stock Compensation Plan (continued)

The total fair value of stock options granted during the nine months ended September 30, 2006 and
2005 was approximately $9,071 and $5,733, respectively.

As of September 30, 2006, there was $7,154 of total unrecognized compensation costs related to unvested stock options granted. These costs are expected to be recognized over a weighted average period of 3.58 years.
Restricted Stock Units
The Company recorded $239 in compensation expense related to the grant of restricted stock units for the three-month period ended September 30, 2006 and no expense for the three-month period ended September 30, 2005, and $639 and $45 for the nine-month periods ended September 30, 2006 and 2005, respectively.

A summary of restricted stock units is as follows:
Shares
Weighted
Average Grant
Date Fair
Value
Balance at December 31, 2005: 237 $ 617
Granted 3,275 850
Delivered (237) 617
Forfeited (213) 850
Balance at September 30, 2006: 3,062 $ 850

As of September 30, 2006 there was $1,691 of total unrecognized compensation costs related to unvested restricted stock awards granted. These costs are expected to be recognized monthly through January 31, 2009.
Financial Guaranty Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
(Unaudited) (continued)
(Dollars in thousands)
13
11. Comprehensive Income

Accumulated other comprehensive loss of the Company consists of net unrealized gains (losses) on investment securities and foreign currency translation adjustments. The components of total comprehensive income (loss) for the three- and six-month periods ended September 30, 2006 and
2005 were as follows:
Three Months Ended
September 30,
2006
2005
Net income
$ 63,563
$ 39,407
Other comprehensive gain (loss)
income
55,555
(30,529)
Total comprehensive income
$ 119,118
$ 8,878

Nine Months Ended
September 30,
2006
2005
Net income
$ 189,484
$ 152,705
Other comprehensive gain (loss)
16,741
(23,548)
Total comprehensive income
$ 206,225
$ 129,157

The components of other comprehensive loss for the three- and six-month periods ended September
30, 2006 and 2005 were as follows:
Three Months Ended September 30, 2006
Before
Tax
Net of Tax
Amount
Tax
Amount
Unrealized holding gains arising during the period
$
83,621 $ (29,267)
$
54,354
Less reclassification adjustment for losses realized
in net income
4
(2)
2
Unrealized gains investments
83,625
(29,269)
54,356
Foreign currency translation adjustment
1,847
(648)
1,199
Total other comprehensive gain
$
85,472 $ (29,917)
$
55,555

Financial Guaranty Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
(Unaudited) (continued)
(Dollars in thousands)
14
11. Comprehensive Income (continued)
Three months ended September 30, 2005
Before-
Tax Amount Tax
Net of Tax
Amount
Unrealized holding losses arising during the period $ (43,713) $ 15,299 $ (28,414)
Less reclassification adjustment for losses realized
in net income 8 (3) 5
Unrealized losses on investments (43,705) 15,296 (28,409)
Foreign currency translation adjustment (3,263) 1,143 (2,120)
Total other comprehensive loss $ (46,968) $ 16,439 $ (30,529)
Nine Months Ended September 30, 2006
Before
Tax
Net of Tax
Amount
Tax
Amount
Unrealized holding gains arising during the period
$
18,718 $
(6,551) $
12,167
Less reclassification adjustment for losses realized
in net income
15
(6)
9
Unrealized gains on investments
18,733
(6,557)
12,176
Foreign currency translation adjustment
7,025
(2,460)
4,565
Total other comprehensive gain
$
25,758
(9,017) $
16,741

Nine months ended September 30, 2005
Before-
Tax Amount Tax
Net of Tax
Amount
Unrealized holding losses arising during the period $ (27,881) $ 9,759 $ (18,122)
Less reclassification adjustment for gains realized
in net income (110) 38 (72)
Unrealized losses on investments (27,991) 9,797 (18,194)
Foreign currency translation adjustment (8,237) 2,883 (5,354)
Total other comprehensive loss $ (36,228) $ 12,680 $ (23,548)

12. Dividend

During the nine-month period ended September 30, 2006, the Company declared and paid a dividend on its common stock in the aggregate amount of $10,000. The dividend was paid on
July 5, 2006 to FGIC Corp., the Company's sole stockholder. The dividend was permissible under and computed in accordance with New York State law.